Investment Objectives and Goals	Apr. 30, 2026
Roundhill Video Games ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Video Games ETF
Roundhill Ball Metaverse ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Ball Metaverse ETF
Roundhill Cannabis ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Cannabis ETF
Roundhill Sports Betting & iGaming ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Sports Betting & iGaming ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Roundhill Sports Betting & iGaming ETF (“Sports Betting ETF” or the “Fund”) seeks total return.